Cash and Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

	June 30, 2021	December 31, 2020
Cash on hand and at banks	$73,115	$94,787
Short-term deposits and highly liquid funds	44	94
Restricted cash	10	16,303
Cash and cash equivalents and restricted cash	$73,169	$111,184